STOCK-BASED COMPENSATION - Principal assumptions used to determine fair value of stock options (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangements [Abstract]
Weighted average fair value	$ 5.86	$ 8.11
Risk-free interest rate	1.70%	1.90%
Dividend yield	3.40%	2.80%
Volatility of Class B Non-Voting Shares	16.10%	16.40%
Weighted average expected life	5.5	5.5